Operating Risk	12 Months Ended
Mar. 31, 2015
Operating Risk [Abstract]
Operating Risk

18. Operating Risk

Concentrations of Credit Risk and Major Customers - A substantial percentage of the Company's sales are made to a small number of customers and are typically sold either under letter of credit or on an open account basis. Details of customers accounting for 10% or more of total net sales for each of the three years ended March 31, 2013, 2014 and 2015 are as follows:

	Percentage of net sales
	Year ended March 31,
	2013	2014	2015
VTech Telecommunications Ltd.	13.0%	15.8%	16.5%
Loud Technologies, Inc.	*	11.7%	13.7%
Lenbrook Industries Ltd.	11.1%	15.7%	*

*	Less than 10%

Sales to the above customers relate to both injection-molded plastic parts and electronic products.

Debtors accounting for 10% or more of total accounts receivable at March 31, 2014 and 2015, respectively, are as follows:

	Percentage of accounts receivable at Year ended March 31,
	2014	2015
VTech Telecommunications Ltd	23.0%	26.1%

There were no accounts receivable written off during the years ended March 31, 2013, 2014 and 2015, respectively. There were provision for (reversal of) doubtful accounts of $214, $(19) and $73 during the years ended March 31, 2013, 2014 and 2015, respectively. There were charge off of provision for doubtful accounts of $88, $21 and $nil during the years ended March 31, 2013, 2014 and 2015, respectively. At March 31, 2014 and 2015, allowances for doubtful accounts were $534 and $607, respectively.

Concentrations of Suppliers - For the years ended March 31, 2013, 2014 and 2015, the Company had no single suppliers contributed over 10% of total purchase.

Country risk - The Company has significant investments in the PRC. The operating results of the Company may be adversely affected by changes in the political and social conditions in the PRC, and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods taxation, among other things. There can be no assurance, however, those changes in political and other conditions will not result in any adverse impact.

Investment price risk - The Company is exposed to equity and bond price risk on marketable and available-for-sale securities. The Company's marketable securities are investment listed on the Stock Exchange of Hong Kong. Decisions to buy and sell securities are based on daily monitoring of the performance of individual securities compared to that of the Index and other industry indicators, as well as the Group's liquidity needs. Listed investments held in the available-for-sale portfolio have been chosen based on their longer term growth potential and are monitored regularly for performance against expectations. The Company believes the exposure to investment price risk from the Company's investment activities is acceptable in the Company's circumstances.